Leases-Group as Lessee	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Leases-Group as Lessee
17.	Leases—Group as Lessee

Operating	lease commitments—Group as lessee

The Group has entered into commercial lease agreements for certain office space and stores. The significant leases have life of five years without renewal option included in the contracts. There are no restrictions placed upon the Group by entering into these leases.

Future minimum rentals payable under non-cancelable operating leases are as follows:

	(In millions of yen)
	December 31, 2016	December 31, 2017
Within one year	3,945	4,139
After one year but not more than five years	12,100	10,223

	16,045	14,362

Of the operating lease expenses of 2,840 million yen for the year ended December 31, 2015, 1,891 million yen was attributable to minimum lease payment expenses, and the remaining 949 million yen was related to the variable lease payment expenses.

Of the operating lease expenses of 4,580 million yen for the year ended December 31, 2016, 3,309 million yen was attributable to minimum lease payment expenses, and the remaining 1,271 million yen was related to the variable lease payment expenses.

Of the operating lease expenses of 5,468 million yen for the year ended December 31, 2017, 3,759 million yen was attributable to minimum lease payment expenses, and the remaining 1,709 million yen was related to the variable lease payment expenses.